United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter ended 05/31/16

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—86.1%
		Aerospace/Defense—0.9%
$1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	$1,748,875
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,167,037
1,425,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,457,063
1,800,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,833,750
1,075,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,101,875
1,100,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	1,102,750
		TOTAL	8,411,350
		Automotive—2.8%
225,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	237,656
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	530,813
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	626,250
2,025,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,022,469
4,000,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,529,000
1,675,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,698,031
1,100,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,130,250
1,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,622,362
2,050,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,167,875
1,800,000		Lear Corp., 4.75%, 1/15/2023	1,858,500
400,000		Lear Corp., 5.25%, 1/15/2025	428,000
500,000		Lear Corp., 5.375%, 3/15/2024	531,250
2,200,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,189,000
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,119,250
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	751,463
1,100,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,218,250
550,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	565,125
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,441,125
1,750,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,736,875
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	953,562
		TOTAL	26,357,106
		Building Materials—2.1%
550,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	583,000
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	605,188
1,550,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,615,875
650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	677,625
1,100,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,171,500
875,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	934,062
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	264,063
525,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	547,313
2,175,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,300,062
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,076,250
2,125,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	2,284,375
2,325,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	2,435,437
3,650,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,777,750
325,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	342,670

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$850,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	$906,313
		TOTAL	19,521,483
		Cable Satellite—6.2%
175,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	175,656
450,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	459,734
800,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	818,000
2,500,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,606,250
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,878,750
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,475,375
1,300,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,335,750
600,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	607,500
375,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	391,875
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	487,469
425,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	383,563
475,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	425,125
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	767,408
1,750,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,680,000
5,250,000		Charter Communications Holdings II, 5.125%, 2/15/2023	5,355,000
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	519,375
1,775,000		DISH DBS Corp., 5.00%, 3/15/2023	1,619,687
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	2,870,379
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,233,078
1,250,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	378,125
1,450,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	438,625
2,825,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,913,937
1,050,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,074,938
4,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,670,937
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	513,750
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,508,625
4,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,987,500
600,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	642,306
2,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,169,750
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,338,750
1,925,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,937,031
2,950,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,942,625
800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	808,000
3,575,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	3,686,719
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,718,500
800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	808,000
950,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	983,250
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	200,250
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	254,688
600,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	596,250
		TOTAL	58,662,530
		Chemicals—2.1%
1,875,000		Ashland, Inc., 4.75%, 8/15/2022	1,903,781
1,800,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,714,500
2,300,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	2,442,140
1,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,551,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$2,275,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	$1,939,437
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,148,375
1,750,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,789,375
5,850,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,221,125
500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	519,685
675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	716,344
		TOTAL	19,946,137
		Chemicals—0.4%
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	1,442,813
1,775,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,854,875
		TOTAL	3,297,688
		Construction Machinery—0.4%
625,000		United Rentals, Inc., 4.625%, 7/15/2023	622,656
875,000		United Rentals, Inc., 5.75%, 11/15/2024	881,563
1,950,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,920,750
		TOTAL	3,424,969
		Consumer Cyclical Services—0.9%
2,175,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,778,062
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,164,938
3,400,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,907,000
850,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	888,250
600,000	[1,2]	Manitowoc Foodservice, Inc., Sr. Note, Series 144A, 9.50%, 2/15/2024	663,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	287,375
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	858,000
		TOTAL	8,546,625
		Consumer Products—2.7%
5,450,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	5,777,000
2,700,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,971,000
3,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,571,875
2,600,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,665,000
4,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,375,250
800,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	846,000
1,875,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,968,750
950,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	997,500
1,925,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,958,687
800,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	806,000
800,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	840,080
		TOTAL	25,777,142
		Diversified Manufacturing—1.2%
775,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	774,031
2,800,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,901,500
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,854,375
1,950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,628,250
1,800,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,858,500
2,500,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,575,000
		TOTAL	11,591,656
		Financial Institutions—4.0%
225,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	233,719
1,375,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,419,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,325,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	$1,363,094
350,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	367,150
5,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	5,767,219
1,200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,198,500
2,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,753,437
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	813,000
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,345,500
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	343,587
175,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	182,875
2,000,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,045,000
3,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,882,250
350,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	364,875
4,025,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,954,562
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,070,000
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,120,750
250,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	217,188
2,800,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,401,000
325,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	287,930
4,800,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,572,000
		TOTAL	37,703,323
		Food & Beverage—2.9%
5,850,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,659,875
2,025,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,090,812
1,125,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,169,651
1,175,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,221,636
600,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2025	630,375
375,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	380,625
2,725,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,793,125
550,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	580,250
1,050,000		Post Holdings, Inc., Sr. Unsecd. Note, 7.375%, 2/15/2022	1,113,000
950,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,033,125
2,725,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	3,038,375
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,466,500
525,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	555,188
5,575,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	5,735,281
		TOTAL	27,467,818
		Gaming—3.3%
825,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	845,783
925,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	957,375
2,300,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,423,050
1,725,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,518,000
1,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,260,000
1,125,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,175,625
3,475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,922,406
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	491,850
250,000		MGM Resorts International, 5.25%, 3/31/2020	260,000
775,000		MGM Resorts International, 6.00%, 3/15/2023	811,813
950,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	1,002,250
2,575,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,726,281

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$2,775,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	$2,865,188
2,300,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,254,000
1,323,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,369,927
4,250,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,313,750
580,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	606,100
2,575,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,715,085
		TOTAL	31,518,483
		Health Care—9.6%
2,475,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	2,574,693
2,700,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,652,750
2,850,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,903,438
5,925,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	5,121,511
575,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	577,156
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	844,688
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,700,753
2,325,000		Emdeon, Inc., 11.00%, 12/31/2019	2,465,953
850,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	858,500
3,125,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,152,344
325,000		HCA, Inc., 4.75%, 5/1/2023	332,313
4,550,000		HCA, Inc., 5.00%, 3/15/2024	4,680,812
1,150,000		HCA, Inc., 5.25%, 6/15/2026	1,184,500
3,775,000		HCA, Inc., 5.875%, 2/15/2026	3,916,562
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,300,031
1,975,000		HCA, Inc., Bond, 5.875%, 3/15/2022	2,137,938
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,820,094
2,125,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,414,531
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,419,688
3,650,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,522,250
1,300,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,345,500
2,100,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,189,250
825,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	830,156
500,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	512,815
5,100,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	5,587,050
2,850,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	2,935,500
7,250,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	5,935,937
4,200,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,284,000
3,025,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	3,123,312
3,225,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	3,466,875
850,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	854,250
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,040,000
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,047,781
1,575,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,578,938
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,643,281
3,325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,137,969
3,225,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,458,812
		TOTAL	90,551,931
		Independent Energy—4.4%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	1,050,000
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,203,124

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$450,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	$441,000
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	955,500
500,000		Approach Resources, Inc., 7.00%, 6/15/2021	287,500
2,600,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	1,413,750
1,900,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,857,250
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,108,250
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	430,500
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	332,750
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	423,563
600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	396,000
2,450,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,243,281
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	523,750
825,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	424,875
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	173,063
1,075,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	701,438
775,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	765,313
1,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,453,500
1,675,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	1,591,250
625,000		Laredo Petroleum, 5.625%, 1/15/2022	587,500
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	428,625
1,450,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,466,312
2,075,000		Legacy Reserves, 6.625%, 12/1/2021	695,125
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	950,000
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	581,250
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,490,625
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,179,750
1,800,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,665,000
450,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	408,375
350,000		PDC Energy, Inc., 7.75%, 10/15/2022	367,500
150,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	153,375
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	647,500
775,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	782,750
1,475,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,530,312
775,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	724,625
1,842,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,749,900
2,325,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,301,750
450,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	456,750
875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	752,596
750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	648,750
150,000		SM Energy Co., Sr. Unsecd. Note, 6.125%, 11/15/2022	138,000
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	915,210
1,350,000	[3,4]	Sandridge Energy, Inc., 7.50%, 2/15/2023	86,906
150,000	[3,4]	Sandridge Energy, Inc., 7.50%, 3/15/2021	9,422
900,000	[3,4]	Sandridge Energy, Inc., 8.125%, 10/15/2022	54,563
925,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	788,562
2,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,950,500
		TOTAL	41,287,190
		Industrial - Other—1.8%
600,000		Anixter International, Inc., 5.125%, 10/1/2021	613,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$2,550,000		Anixter, Inc., Series WI, 5.50%, 3/1/2023	$2,610,562
2,625,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,552,813
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	1,953,875
2,225,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,208,313
3,500,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,176,250
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,598,750
1,775,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,428,875
		TOTAL	17,142,938
		Leisure—0.3%
750,000		Cinemark USA, Inc., 5.125%, 12/15/2022	772,500
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,050,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,068,375
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	879,750
		TOTAL	2,720,625
		Lodging—0.1%
425,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	440,535
325,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	327,642
		TOTAL	768,177
		Media Entertainment—5.6%
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,578,219
625,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	637,500
450,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	467,438
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,382,968
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,837,500
800,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	828,000
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	294,000
3,975,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,009,781
1,100,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	478,500
975,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,000,594
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,342,437
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,031,256
375,000		Gannett Co., Inc., 5.125%, 10/15/2019	386,250
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,715,040
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	233,156
2,325,000		Gray Television, Inc., 7.50%, 10/1/2020	2,441,250
325,000		Lamar Media Corp., 5.00%, 5/1/2023	338,813
375,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	395,625
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,184,063
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	838,406
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	366,188
1,250,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/1/2024	1,278,126
2,650,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	2,756,000
800,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	834,000
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,687,562
4,300,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,412,875
925,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	965,469
1,775,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,704,000
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,457,250
3,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,979,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$250,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	$258,125
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,718,187
2,050,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,980,812
3,575,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,628,625
		TOTAL	52,447,952
		Metals & Mining—1.3%
3,175,000		ArcelorMittal SA, 6.125%, 6/1/2025	3,111,500
2,075,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,717,062
2,650,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,020,625
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	512,190
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	309,240
2,250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,317,950
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	105,500
800,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	556,000
325,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	332,313
800,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	822,000
1,050,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	582,750
		TOTAL	12,387,130
		Midstream—5.9%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	365,874
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	837,425
725,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	767,594
950,000		AmeriGas Partners LP, 6.50%, 5/20/2021	980,875
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	624,375
1,125,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,018,125
750,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	769,687
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	539,424
750,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	712,275
1,725,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,621,500
3,550,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,274,875
1,075,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,101,875
2,425,000	[1,2]	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	2,249,187
1,300,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	1,235,000
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,441,125
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	269,666
2,025,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,055,375
1,750,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,706,250
2,675,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	2,779,694
375,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	355,656
2,425,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	2,295,190
975,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	923,880
1,725,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,624,262
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	612,947
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	171,298
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	561,293
900,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	751,500
1,725,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,496,437
2,850,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,924,812
1,625,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	1,631,094

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	$913,500
1,600,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	1,644,000
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,178,000
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	533,760
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	913,437
2,650,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,186,250
500,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	466,250
425,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	382,500
700,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	661,500
100,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	104,500
1,396,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,444,860
1,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,087,401
1,850,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	1,919,375
1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,112,625
1,900,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,857,250
		TOTAL	55,103,778
		Oil Field Services—0.1%
1,100,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	473,000
		Packaging—5.3%
2,675,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,806,744
725,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	725,000
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	356,125
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,265,625
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	203,724
2,200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,178,000
2,925,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	2,983,500
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,056,187
3,025,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,161,125
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,944,250
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,652,250
475,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	490,438
4,200,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,063,500
1,550,000		Crown Americas LLC, 4.50%, 1/15/2023	1,569,375
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,890,000
3,325,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,395,656
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	306,000
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,240,312
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	530,938
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	720,141
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,834,906
6,100,000		Reynolds Group, 8.25%, 2/15/2021	6,347,398
350,000		Reynolds Group, 9.875%, 8/15/2019	364,000
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	532,875
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,205,844
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	312,750
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,213,187
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	442,000
3,975,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,811,031
		TOTAL	49,602,881

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—0.3%
$2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	$2,950,000
		Pharmaceuticals—3.1%
525,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	464,625
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	303,625
3,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,748,375
1,950,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,716,800
2,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,671,500
6,425,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,575,987
700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	682,500
2,025,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,678,219
1,800,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,633,500
2,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,937,250
600,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	610,500
625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	531,250
1,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,160,250
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	396,625
2,400,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,029,500
4,825,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	4,040,937
		TOTAL	29,181,443
		Refining—0.6%
2,500,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	2,187,500
2,300,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	2,282,750
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,553,875
		TOTAL	6,024,125
		Restaurants—0.8%
1,000,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,023,750
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,414,688
1,600,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,692,000
		TOTAL	7,130,438
		Retailers—1.6%
5,075,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	5,151,125
400,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 5/15/2024	402,000
925,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	930,782
950,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	836,000
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	323,625
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	615,250
2,925,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,049,312
1,800,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,287,000
2,200,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,334,750
550,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	578,188
		TOTAL	15,508,032
		Supermarkets—0.2%
1,600,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	1,648,000
		Technology—8.0%
1,375,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,093,125
500,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	418,125
4,825,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,570,500
1,425,000	[1]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,140,000
3,700,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	3,991,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	$1,369,875
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	957,125
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,626,187
1,525,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,559,312
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	966,625
2,475,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,487,375
175,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	180,031
9,375,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,410,155
2,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,391,125
5,675,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	4,766,376
4,500,000		Infor US, Inc., 6.50%, 5/15/2022	4,151,250
425,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	446,735
1,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,457,250
3,975,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,806,062
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	846,000
625,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	648,438
900,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	760,500
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,044,312
1,575,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,736,437
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,591,261
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	443,813
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	543,125
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	687,656
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,965,906
850,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	887,188
2,150,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	2,236,000
1,725,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,802,625
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	359,188
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,592,625
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	683,313
975,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	982,313
1,450,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,529,750
3,000,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	3,262,500
2,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,051,875
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,119,250
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	536,813
3,450,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,695,812
		TOTAL	75,795,308
		Transportation Services—0.8%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	466,875
500,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	440,625
3,325,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	3,208,625
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,796,500
500,000		Hertz Corp., 5.875%, 10/15/2020	509,375
		TOTAL	7,422,000
		Utility - Electric—1.3%
2,975,000		Calpine Corp., 5.75%, 1/15/2025	2,889,469
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	210,750
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	684,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$600,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	$589,313
12,614	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	12,709
4,100,000		NRG Energy, Inc., 6.25%, 5/1/2024	4,006,471
1,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,221,937
825,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	825,000
1,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,023,500
1,350,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	1,171,125
		TOTAL	12,634,399
		Wireless Communications—4.6%
2,325,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,390,391
3,675,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	3,647,437
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	868,608
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,530,250
1,800,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,905,750
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	105,250
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	984,628
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	211,000
1,650,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,753,125
2,450,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,448,162
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	854,219
3,100,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	3,125,187
4,075,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,061,344
3,025,000		Sprint Corp., 7.125%, 6/15/2024	2,293,328
4,800,000		Sprint Corp., 7.875%, 9/15/2023	3,792,000
700,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	531,563
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	311,097
4,200,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,171,000
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	78,844
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,978,500
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	340,031
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	966,255
600,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	630,750
2,725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,902,125
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,405,328
		TOTAL	43,286,172
		Wireline Communications—0.5%
650,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	666,250
950,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	950,000
2,325,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,374,871
450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	471,375
350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 5.375%, 1/15/2024	356,563
		TOTAL	4,819,059
		TOTAL CORPORATE BONDS (IDENTIFIED COST $829,301,570)	811,110,888
		COMMON STOCKS—9.5%
		Automotive—0.5%
121,220	[4]	American Axle & Manufacturing Holdings, Inc.	2,020,737
83,510		Goodyear Tire & Rubber Co.	2,335,775
		TOTAL	4,356,512

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Building Materials—0.8%
77,219	[4]	HD Supply, Inc.	$2,725,831
41,233	[4]	Nortek, Inc.	2,031,550
86,242	[4]	USG Corp.	2,488,944
		TOTAL	7,246,325
		Chemicals—0.0%
11,264	[4]	Ingevity Corp.	328,233
		Consumer Products—0.5%
141,426	[4]	Party City Holdco, Inc.	1,971,479
180,909	[4]	Performance Sports Group Ltd.	583,555
17,970		Spectrum Brands Holdings, Inc.	2,094,763
		TOTAL	4,649,797
		Food & Beverage—0.2%
75,710	[4]	US Foods Holding Corp.	1,891,993
		Gaming—0.3%
152,650	[4]	Penn National Gaming, Inc.	2,392,025
		Health Care—1.0%
122,308	[4]	Community Health Systems, Inc.	1,643,820
100,385	[4]	Envision Healthcare Holdings, Inc.	2,490,552
54,357	[4]	Team Health Holdings, Inc.	2,607,505
78,865	[4]	Tenet Healthcare Corp.	2,282,353
		TOTAL	9,024,230
		Independent Energy—0.0%
6,236	[1,4,5]	Lone Pine Resources Canada Ltd.	0
6,236	[4,5]	Lone Pine Resources, Inc.	11,786
50,000	[1,4,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	11,786
		Industrial - Other—0.3%
53,121	[4]	International Wire Group Holdings, Inc.	2,815,413
		Lodging—0.4%
106,180		Hilton Worldwide Holdings, Inc.	2,206,420
157,120	[4]	La Quinta Holdings, Inc.	1,866,586
		TOTAL	4,073,006
		Media Entertainment—1.0%
135,873		Entercom Communication Corp., Class A	1,725,587
148,398	[4]	Gray Television, Inc.	1,754,065
32,065		Nexstar Broadcasting Group, Inc., Class A	1,706,499
984,006	[4]	Radio One, Inc., Class D	2,666,656
192,905	[4]	Townsquare Media, Inc., Class A	1,703,351
		TOTAL	9,556,158
		Midstream—0.8%
106,551		Crestwood Equity Partners LP	2,299,371
67,626		Suburban Propane Partners LP	2,337,154
81,615		Williams Partners LP	2,605,151
		TOTAL	7,241,676
		Packaging—1.0%
71,232	[4]	Berry Plastics Group, Inc.	2,790,157
118,934	[4]	Multi Packaging Solutions International Ltd.	1,881,536
141,495	[4]	Owens-Illinois, Inc.	2,674,256

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Packaging—continued
48,750		Sealed Air Corp.	$2,263,950
		TOTAL	9,609,899
		Paper—0.8%
38,612	[4]	Clearwater Paper Corp.	2,417,497
195,561		Graphic Packaging Holding Co.	2,620,518
67,584		WestRock Co,	2,677,002
		TOTAL	7,715,017
		Pharmaceuticals—0.1%
14,600	[4]	Mallinckrodt PLC	925,056
		Refining—0.1%
135,500		CVR Refining, LP	1,376,680
		Retailers—0.5%
70,556	[4]	Michaels Cos., Inc.	2,067,996
23,495		PVH Corp.	2,203,831
		TOTAL	4,271,827
		Technology—1.2%
49,715		CDW Corp.	2,115,871
65,540	[4]	CommScope Holdings Co., Inc.	2,041,571
50,795	[4]	Microsemi Corp.	1,718,395
83,656	[4]	NCR Corp.	2,583,297
109,678	[4]	Tower Semiconductor Ltd.	1,465,298
33,130	[4]	Zebra Technologies Corp., Class A	1,759,534
		TOTAL	11,683,966
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,063,393)	89,169,599
		INVESTMENT COMPANIES—4.1%[7]
2,311,751		Federated Bank Loan Core Fund	22,978,807
15,355,385		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[8]	15,355,385
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $38,319,777)	38,334,192
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $956,684,740)[9]	938,614,679
		OTHER ASSETS AND LIABILITIES - NET—0.3%[10]	3,208,093
		TOTAL NET ASSETS—100%	$941,822,772
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $410,099,963, which represented 43.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $408,947,254, which represented 43.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	12/6/2013 - 1/8/2015	$1,438,125	$1,140,000
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$12,614	$12,709
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$641,893	$0
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Issuer in default.

4	Non-income-producing security.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended May 31, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/29/2016	1,093,192	12,723,891	13,817,083
Purchases/Additions	1,218,559	86,145,908	87,364,467
Sales/Reductions	—	(83,514,414)	(83,514,414)
Balance of Shares Held 5/31/2016	2,311,751	15,355,385	17,667,136
Value	$22,978,807	$15,355,385	$38,334,192
Dividend Income	$262,622	$28,519	$291,141
8	7-day net yield.
9	At May 31, 2016, the cost of investments for federal tax purposes was $957,877,921. The net unrealized depreciation of investments for federal tax purposes was $19,263,242. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,053,092 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,316,334.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or deriviative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibily for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$86,767,459	$—	$—	$86,767,459
International	2,390,354	—	11,786	2,402,140
Debt Securities:
Corporate Bonds	—	811,110,888	0	811,110,888
Investment Companies[1]	15,355,385	—	—	38,334,192
TOTAL SECURITIES	$104,513,198	$811,110,888	$11,786	$938,614,679
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $22,978,807 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016